Interest Expense and Other	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Interest Expense and Other
12.	INTEREST EXPENSE AND OTHER
Interest expense and other for the years ended December 31, 2021 and 2020 consisted of the following (in thousands):

	Year ended December 31,
	2021	2020
Interest on term loan debt	$630	$200
Interest on PPP loan	11	16
Interest on convertible note	700	359
Amortization of debt issuance costs	725	97
Amortization of debt discount	752	830
Amortization of premiums on marketable securities, net	456	—
Common stock purchase agreement costs	1,583	—

Interest expense and other	$4,857	$1,502